NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS

Open World Ltd. was incorporated under the laws of the Cayman Islands. Open World Ltd. and its subsidiaries (the “Company”) operate at the intersection of institutional capital markets, enterprise blockchain infrastructure, and real-world asset tokenization.

OpenWorld’s mission is to enable the creation and deployment of next generation financial products powered by blockchain technology. OpenWorld has been a strategic partner for numerous high-stakes launches by high-value ecosystem projects. OpenWorld’s capabilities empower enterprises, public companies, and sovereign-related entities to structure, launch, and scale digital asset networks and tokenized offerings. OpenWorld leverages its trusted and long-standing relationships within the digital asset community to drive client engagement, including connections with centralized and decentralized exchanges, legal advisors, market makers, and marketing partners. OpenWorld’s business is structured around three complementary verticals: Digital Assets & Capital Markets (“DACM”), OpenWorld’s foundational origination engine; Advisory & Onboarding (“OpenWorld Labs”), the innovation incubator that develops new products and provides governance infrastructure for decentralized protocols; and OpenWorld Enterprise™ (“OWE”), a co-principal and co-architect platform that is being developed to identify, structure, deploy, and manage enterprise-grade blockchain initiatives across real-world assets (“RWAs”), sovereign infrastructures, and financial services. These three verticals foster a compounding system: DACM generates institutional credibility and relationships that may unlock OWE mandates; OpenWorld Labs incubates products that are capable of graduating into the OWE vertical when commercially viable; and OWE’s platform is being designed to be replicated across jurisdictions at a marginal incremental cost and to generate high-margin recurring platform fees over time. These verticals are intended to represent a progression from project-based revenue generation to software-enabled platform economics that continue to accrue over time, with DACM driving repeatable activities, OpenWorld Labs supporting early-stage product development, and OWE designed to scale into recurring platform-based revenue over time.As of the quarter ended March 31, 2026, the Company has not recognized any revenue related to its RWA business line, as those operations had not yet commenced.

During the preparation of the Company’s financial statements for the quarter ended March 31, 2026, the Company identified certain classification matters within the previously issued consolidated financial statements as of and for the year ended December 31, 2025. Specifically, certain amounts within the consolidated statement of cash flows have been revised to conform to the current period presentation.

The Company evaluated these classification matters and determined that they were not material, individually or in the aggregate, to the previously issued financial statements. Accordingly, the prior period presentation has been revised to better reflect the appropriate classification of such amounts. These revisions had no impact on previously reported net loss, total assets, total liabilities, stockholders’ equity, or net increase (decrease) in cash.

1.	NATURE OF OPERATIONS

Open World Ltd. was incorporated under the laws of the Cayman Islands. Open World Ltd. and its subsidiaries (“OpenWorld”, the “Company”, or the “Group”) operate at the intersection of institutional capital markets, enterprise blockchain infrastructure, and real-world asset tokenization.

On October 9, 2025, the Company completed a corporate reorganization (the “Reorganization”) pursuant to which Open World Ltd. became the parent company of Open World Inc., Webslinger Advisors SEZC Inc., and Open World Wyoming Inc. The Reorganization was a transaction among entities under common control and was accounted for in accordance with ASC Topic 805, Business Combinations. In accordance with ASC 805-50, these comparative consolidated financial statements have been prepared on a retrospective basis as if the Reorganization had occurred on October 4, 2023.